INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Oct. 02, 2017 CAD	Apr. 22, 2016 CAD
Disclosure of joint ventures [line items]
Goodwill		CAD 2,097,000,000		CAD 3,871,000,000
Property, plant and equipment		11,331,000,000		13,546,000,000
Long-term debt		4,002,000,000		7,300,000,000
Purchase of interests in investments accounted for using equity method	CAD 7,000,000	2,000,000
Contractual capital commitments		2,196,000,000		1,340,000,000
Joint ventures
Disclosure of joint ventures [line items]
Goodwill					CAD 90,000,000	CAD 65,000,000
Property, plant and equipment		67,000,000		7,287,000,000	3,059,000,000	22,000,000
Long-term debt		21,000,000		2,303,000,000	CAD 87,000,000	CAD 0
Purchase of interests in investments accounted for using equity method	CAD (7,000,000)	CAD 2,000,000
Contractual capital commitments				CAD 127,000,000
Ruby Pipeline
Disclosure of joint ventures [line items]
Contractual capital commitments | $			$ 102